11. Other receivables (Details 1) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Receivables Details 1Abstract
Allowance for the impairment of other receivables, beginning	$ 39,870	$ 63,940	$ 32,712
Increase	61,467	0	45,032
Result from exposure to inflation	(24,040)	(12,704)	(13,804)
Recovery	0	(11,366)	0
Allowance for the impairment of other receivables, ending	$ 77,297	$ 39,870	$ 63,940